UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3150

BMC Fund, Inc.

800 Hickory Blvd. SW

Lenoir, NC 28645

(Address of principal executive offices) (Zip code)

Wendy Sims

800 Hickory Blvd. SW

Lenoir, NC 28645

(Name and address of agent for service)

Registrant’s telephone number, including area code: 828-758-6100

Date of fiscal year end: October 31, 2019

Date of reporting period: July 31, 2019

Item 1. Schedule of Investments.

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Unaudited)
July 31, 2019

		Coupon					Percent
		Interest	Maturity	Face		Market	of Net
Debt Issuer		Rate	Date	Amount	Cost	Value	Assets

FIXED INCOME:
CORPORATE BONDS:
RAYTHEON CO		4.400%	2/15/2020	500,000	507,572	505,252
WALT DISNEY CO		1.800%	6/5/2020	1,000,000	990,381	995,973
HERTZ CORP		5.875%	10/15/2020	200,000	200,858	200,060
DISH DBS CORP		5.875%	7/15/2022	100,000	97,405	101,077
BRINKER INTL INC		3.875%	5/15/2023	100,000	98,781	99,500
INGLES MKTS INC		5.750%	6/15/2023	200,000	200,688	204,000
DAVITA INC		5.125%	7/15/2024	200,000	200,238	199,804
EMBARQ CORP		7.995%	6/1/2036	247,000	246,995	240,208
CENTURYLINK INC		7.650%	3/15/2042	100,000	90,099	93,250
VOYA FINANCIAL INC		5.650%	5/15/2053	150,000	150,000	158,229
LINCOLN NATL CORP IND		4.997%	5/17/2066	125,000	94,683	103,750
FPL GROUP CAP INC		6.350%	10/1/2066	586,000	562,651	483,450
PP&L CAP FUNDING FLT RATE		5.051%	3/30/2067	500,000	500,000	453,250
WISCONSIN ENERGY		4.728%	5/15/2067	250,000	241,345	207,800
JP MORGAN CHASE CAP XXIII	[5]	3.700%	5/15/2077	250,000	232,528	195,000
LEHMAN BROTHERS HLDGS NIKKEI INDEX	[1,2,3]	0.000%	9/29/2008	3,000,000	1,625,914	-
LEHMAN BROTHERS HLDGS EAFE INDEX	[1,2,3]	0.000%	11/15/2008	1,000,000	533,760	-
LEHMAN BROTHERS HLDGS MEDIUM TERM NOTE	[1,2,3]	0.000%	3/15/2011	2,500,000	1,353,740	-
				11,008,000	7,927,638	4,240,603	4.05%

MUNICIPAL BONDS:
VIRGIN ISLANDS PUB FIN AUTH		6.625%	10/1/2029	100,000	86,382	100,250
VIRGIN ISLANDS PUB FIN AUTH		6.750%	10/1/2037	1,200,000	996,434	1,200,300
				1,300,000	1,082,816	1,300,550	1.24%

TOTAL INVESTMENTS IN FIXED INCOME				$12,308,000	$9,010,454	$5,541,153	5.29%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2019

				Percent
	Shares		Market	of Net
Company Name	Held	Cost	Value	Assets

MUTUAL FUNDS:
BOND MUTUAL FUNDS:
BLACKROCK FLOATING RATE	1,500.00	19,596	19,230
DOUBLELINE FDS TR DBLN LOW DURATION I	49,603.18	500,000	497,520
DOUBLELINE FDS TR ULTRA SHORT	49,850.45	500,000	500,997
DOUBLELINE TOTAL RETURN BOND I	226,010.04	2,500,000	2,409,267
LOOMIS SAYLES BOND INSTITUTIONAL	120,930.18	1,612,500	1,645,860
PIMCO FDS INCOME FUND INSTL	128,944.70	1,500,000	1,560,231
VANGUARD SHORT TERM INVT-GRADE ADM SHS	46,772.69	500,000	500,468
VANGUARD SHORT TERM CORP BOND ADM SHS	22,967.39	500,000	502,526
TOTAL BOND MUTUAL FUNDS		7,632,096	7,636,099	7.29%

STOCK MUTUAL FUNDS:
ALTERNATIVE
MFO MUTUAL FUND SERIES TRS	1,551.35	50,000	50,698	0.05%

TOTAL ALTERNATIVES		50,000	50,698	0.05%

INTERNATIONAL EQUITIES
Foreign Large Growth
VANGUARD INTL DIVIDEND APPR ETF	3,000.00	197,873	200,220	0.19%

Diversified Emerging Markets
ISHARES CORE MSCI EMERGING MKT	1,630.00	99,518	81,793
PZENA EMERGING MARKETS	47,531.27	500,000	483,393
VANGUARD TRUSTEES EMERGING MKT	22,255.64	500,000	480,277
		1,099,518	1,045,463	1.00%

TOTAL INTERNATIONAL EQUITIES		1,297,391	1,245,683	1.19%

SPECIALTY FUNDS
Conservative Allocation
VANGUARD WELLESLEY INCOME INV	20,045.04	422,892	536,405	0.51%

Consumer Discretionary
VANGUARD WORLD FDS CONSUM DIS ETF	2,265.00	299,965	411,030	0.39%

Industrials
VANGUARD WORLD FDS INDUS INDEX ADM	4,695.57	300,000	354,375	0.34%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2019

					Percent
		Shares		Market	of Net
Company Name		Held	Cost	Value	Assets

MUTUAL FUNDS:
Large Cap Blend
COOK & BYNUM FUND		65,145.23	1,000,000	921,805
POWERSHARES ETF TRUST INTL DIV ACHV		6,600.00	99,412	105,468
PRIMECAP ODYSSEY FUNDS ODYSSEY STK FD		18,525.38	500,000	621,341
			1,599,412	1,648,614	1.57%

Large Cap Growth
PARNASSUS FD EQUITY INCOME		12,603.98	500,000	599,697	0.57%

Mid Cap Blend
AKRE FOCUS FUND INSTL		5,590.87	128,758	251,589	0.24%

Moderate Allocation
FPA CRESCENT PORTFOLIO		49,409.16	1,525,303	1,650,760	1.58%

Precious Metals
ISHARES SILVER TRUST	[3]	23,802.00	399,993	362,029
SPDR GOLD SHARES	[3]	5,000.00	486,825	666,050
VANECK VECTORS GOLD MINERS		10,832.00	273,670	287,048
			1,160,488	1,315,127	1.26%

Technology
BLACKROCK SCIENCE & TECHNOLOGY		1,500.00	49,551	50,685
COLUMBIA SELIGMAN PREMIUM		2,500.00	51,274	55,250
			100,825	105,935	0.10%
UTILITIES
UTILITIES SELECT SECTOR SPDR		11,000.00	357,288	655,050
			357,288	655,050	0.63%

TOTAL SPECIALTY FUNDS			6,394,931	7,528,582	7.19%

TOTAL STOCK MUTUAL FUNDS			7,742,322	8,824,963	8.43%

TOTAL INVESTMENTS IN MUTUAL FUNDS			$15,374,418	$16,461,062	15.72%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2019

				Percent
			Market	of Net
Company Name		Cost	Value	Assets

OTHER INVESTMENTS:

LIMITED PARTNERSHIPS:
ELLIOTT ASSOCIATES LP CL B	[2,3]	3,000,000	6,423,671
GRAHAM INSTITUTIONAL PARTNERS LP	[2,3]	2,365,123	2,847,782
GREENLIGHT MASTERS QUALIFIED LP	[2,3]	2,500,000	3,890,314
INFINITY PREMIER FUND, LP	[2,3]	3,500,000	4,126,817
LITESPEED PARTNERS, LP	[2,3]	2,250,000	2,801,093
MORROCROFT SPECIAL OPPORTUNITY FUND II, LP	[2,3]	-	110,094
MUDRICK DISTRESSED OPPORTUNITY DRAWDOWN FUND II, L.P.	[2,3]	1,790,987	1,949,216
OAKTREE ENHANCED INCOME FUND II, LP	[2,3]	260,615	703,613
OLD WELL EMERGING MARKETS FUND	[2,3]	500,000	510,899
PRIVET FUND LP	[2,3]	1,000,000	1,645,575
SEGRA RESOURCE ONSHORE PARTNERS, LP	[2,3]	250,000	224,953
STARK INVESTMENTS LP	[2,3]	22,609	61,159
TRIARII CAPITAL PARTNERS LP	[2,3]	1,000,000	953,266
VIRGO SOCIETAS III (ONSHORE) LP	[2,3]	1,346,298	2,011,799
WALNUT INVESTMENT PARTNERS	[2,3]	235,567	-
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A1	[2,3]	1,550,000	1,693,496
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A34	[2,3]	50,000	49,055
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A35	[2,3]	50,000	47,727
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A36	[2,3]	50,000	48,039
WORLDWIDE OPPORTUNITY FUND (CAYMAN) LTD. CL A-A37	[2,3]	50,000	47,776
TOTAL LIMITED PARTNERSHIPS		21,771,199	30,146,344	28.80%

TOTAL OTHER INVESTMENTS		$21,771,199	$30,146,344	28.80%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2019

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:

COMMUNICATION SERVICES
Communication Services	6,000.00	AT&T CORP COM		173,671	204,300
	4,500.00	BCE INC COM		191,785	202,995
	2,000.00	SK TELECOM LTD SPONSORED A		27,904	45,820
	10,000.00	TELEFONICA BRASIL S.A.		144,120	136,400
	6,691.00	TELEFONICA S A SPONSORED ADR		110,735	50,918
	6,500.00	VODAFONE GROUP		169,802	117,780
				818,017	758,213	0.72%

Media and Entertainment	1,101.00	ALPHABET INC CAP STK CL C		641,356	1,339,565
	350.00	BAIDU INC SPON ADR REP A		61,300	39,095
	3,500.00	FACEBOOK INC CL A		585,375	679,805
	10,000.00	NIELSEN HOLDINGS PLC SHS EUR		236,247	231,600
				1,524,278	2,290,065	2.19%

TOTAL COMMUNICATION SERVICES				2,342,295	3,048,278	2.91%

CONSUMER DISCRETIONARY
Hotels, Restaurants & Leisure	1,000.00	STARBUCKS CORPORATION		54,224	94,690
				54,224	94,690	0.09%

Specialty Retail	15,000.00	AUTONATION INC COM		516,838	730,200
	25,000.00	CAMPING WORLD HOLDINGS, INC.		375,375	293,250
	12,500.00	IAA, INC.		-	584,375
	12,500.00	KAR AUCTION SERVICES, INC.		623,441	334,250
				1,515,654	1,942,075	1.86%

TOTAL CONSUMER DISCRETIONARY				1,569,878	2,036,765	1.95%

CONSUMER STAPLES

Discount Stores	5,000.00	DOLLAR GEN CORP COM		353,530	670,100
	10,000.00	DOLLAR TREE INC COM	[3]	786,251	1,017,500
				1,139,781	1,687,600	1.61%

Food & Staples Retailing	10,000.00	WALGREENS BOOTS ALLIAN COM		620,464	544,900	0.52%

Food, Beverage & Tobacco	6,000.00	ANHEUSER-BUSCH INBEV SA/NV		522,857	605,880
	1,500.00	CONSTELLATION BRANDS CL A		136,079	295,230
	500.00	GENERAL MILLS INC COM		20,240	26,555
	2,500.00	MOLSON COORS BREWING COM C		163,316	134,975
				842,492	1,062,640	1.02%

Household & Personal Products	275.00	PROCTER & GAMBLE CO COM		18,418	32,461
				18,418	32,461	0.03%

TOTAL CONSUMER STAPLES				2,621,155	3,327,601	3.18%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2019

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets

COMMON STOCKS:

ENERGY
Energy	50,000.00	CAMECO CORP COM	478,185	459,500
	2,800.00	CHEVRON CORP	296,043	344,708
	2,404.00	EXXON MOBIL CORP COM	213,938	178,761
	4,800.00	OCCIDENTAL PETROLEUM COM	380,567	246,528
	5,000.00	PHILLIPS 66 COM	534,807	512,800
	3,000.00	ROYAL DUTCH SHELL ADR A	195,460	188,670
	2,000.00	SCHLUMBERGER LTD COM	87,710	79,940
	9,000.00	SUNOCO INC COM	215,850	304,110
	4,500.00	VALERO ENERGY CORP COM STK	300,371	383,625
			2,702,931	2,698,642	2.58%

Natural Resources	3,500.00	OASIS MIDSTREAM PARTNERS COM	64,813	76,405	0.07%

Pipelines	2,000.00	BUCKEYE PARTNERS LP COM	124,792	83,460
	3,500.00	DELEK LOGISTICS PARTNERS LP	103,142	116,235
	8,999.00	ENBRIDGE INC	303,522	300,477
	12,800.00	ENERGY TRANSFER PARTNERS LP	234,907	184,064
	5,750.00	ENLINK MIDSTREAM, LLC	59,518	55,200
	6,500.00	ENTERPRISE PRODUCTS PARTNERS LP	189,408	195,715
	2,000.00	GASLOG PARTNERS LP UNIT LT	49,779	43,100
	8,000.00	GOLAR LNG PARTNERS LP	140,814	94,640
	5,000.00	GREEN PLAINS PARTNERS COM	102,798	72,250
	3,000.00	HOLLY ENERGY PARTNERS	86,820	87,360
	2,000.00	MAGELLAN MIDSTREAM PARTNERS, LP	120,307	132,280
	3,500.00	MPLX LP COM UNIT REP LTD	110,582	102,725
	2,000.00	NGL ENERGY PARTNERS LP COM	23,880	30,880
	6,000.00	TALLGRASS ENERGY LP	125,895	115,020
	7,500.00	USA COMPRESSION PARTNERS COM	125,969	132,600
			1,902,133	1,746,006	1.67%

TOTAL ENERGY			4,669,877	4,521,053	4.32%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2019

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:

FINANCIALS
Banks	5,000.00	BANK OF AMERICA CORP COM		96,602	153,400
	5,000.00	BB&T CORP COM		215,613	257,650
	3,000.00	PACWEST BANCORP DEL COM		148,845	115,890
				461,060	526,940	0.50%

Diversified Financials	7,000.00	ALLIANCE BERNSTEIN HLDG UN		153,050	211,190
	5,000.00	ANNALY CAP MGMT INC COM		82,125	47,750
	7,500.00	ARLINGTON ASSET INVT C CL		106,244	49,350
	2,500.00	BERKSHIRE HATHAWAY INC CL B	[3]	185,406	513,575
	23,000.00	BLACKSTONE GROUP LP COM		710,384	1,103,540
	13,000.00	BLACKSTONE MTG TR INC COM		415,992	461,760
	4,500.00	CAPITAL ONE FINL CORP COM		368,312	415,890
	78,455.00	CAPITALA FINANCE CORP COM		1,363,703	751,599
	8,000.00	CARLYLE GROUP LP COM		196,825	190,800
	800.00	CME GROUP		129,728	155,536
	5,000.00	COMPASS DIVERSIFIED HOLDINGS		68,434	96,000
	15,000.00	GOLUB CAPITAL BDC INC COM		226,480	271,950
	1,000.00	INTERNCONTINENTAL EXCHANGE COM		74,845	87,860
	5,000.00	NEW YORK MTG TR INC COM PA		35,055	30,550
	1,000.00	OAKTREE CAPITAL GROUP LLC UNIT		38,554	50,660
	10,000.00	OXFORD LANE CAP CORP COM		110,256	105,800
	13,000.00	STARWOOD PPTY TR INC COM		286,829	301,990
				4,552,222	4,845,800	4.63%

Insurance	1,500.00	AON PLC SHS CL A		121,687	283,875
	5,000.00	OLD REP INTL CORP COM		84,276	114,050
	2,500.00	TRAVELERS COMPANIES COM		203,356	366,550
	5,000.00	ZURICH INS GROUP LTD SPONS ARD		148,815	173,700
				558,134	938,175	0.90%

TOTAL FINANCIALS				5,571,416	6,310,915	6.03%

HEALTH CARE
Health Care Equipment & Services	2,500.00	DAVITA HEALTHCARE PART COM	[3]	157,625	149,625
	5,000.00	HOLOGIC INC COM	[3]	216,378	256,250
	4,550.00	LABORATORY CORP AMER HLDGS	[3]	511,426	762,216
	10,000.00	MCKESSON CORP COM		1,395,085	1,389,500
	3,000.00	QUEST DIAGNOSTICS INC COM		168,045	306,240
	600.00	STRYKER CORP		112,156	125,868
				2,560,715	2,989,699	2.86%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2019

						Percent
Sectors and	Shares				Market	of Net
Industries	Held	Company Name		Cost	Value	Assets

COMMON STOCKS:

Pharmaceuticals & Biotechnology	2,500.00	ABBVIE INC		229,812	166,550
	7,500.00	ALLERGAN PLC SHS		1,149,245	1,203,750
	38.00	AMGEN INC COM		5,707	7,090
	10,000.00	ASTRAZENECA PLC SPONSORED		235,531	434,100
	20,000.00	BAYER A G SPONSORED ADR		333,300	327,062
	2,592.00	ELI LILLY & CO COM		114,185	282,398
	500.00	IQVIA HOLDINGS INC COM		49,545	79,585
	500.00	MERCK & CO INC COM		26,583	41,495
	500.00	PFIZER INC COM		12,068	19,420
	1,000.00	SEATTLE GENETICS INC COM		49,131	75,710
				2,205,107	2,637,160	2.52%

TOTAL HEALTH CARE				4,765,822	5,626,859	5.38%

INDUSTRIALS
Capital Goods	500.00	3M COMPANY		71,565	87,360
	4,000.00	ABB LTD SPONSORED ADR	[3]	100,795	75,200
				172,360	162,560	0.16%

Commercial Services & Supplies	500.00	WASTE MGMT INC DEL COM		17,412	58,500
				17,412	58,500	0.06%

Transportation	5,000.00	USD PARTNERS LP COM UT REP		56,643	59,600
				56,643	59,600	0.06%

TOTAL INDUSTRIALS				246,415	280,660	0.27%

INFORMATION TECHNOLOGY

Hardware & Equipment	5,700.00	CISCO SYSTEMS INC		111,359	315,780
	6,500.00	CORNING INC COM		181,607	199,875
				292,966	515,655	0.49%

Software & Services	3,500.00	MICROSOFT CORP COM		87,412	476,945
	4,000.00	ORACLE CORP COM		110,847	225,200
				198,259	702,145	0.67%

Technology Hardware & Equipment	3,000.00	APPLE INC COM		310,629	639,120
	7,500.00	COMMSCOPE HLDG CO INC COM	[3]	200,567	107,100
	359.99	DELL TECHNOLOGIES INC COM	[3]	9,405	20,786
	1,000.00	INTEL CORP COM		23,850	50,550
	3,000.00	SEAGATE TECHNOLOGY SHS		121,463	138,930
				665,914	956,486	0.91%

TOTAL INFORMATION TECHNOLOGY				1,157,139	2,174,286	2.08%

MATERIALS	526.00	CORTEVA INC COM		48,606	15,517
	2,026.00	DOW CHEM CO COM		74,429	98,140
	526.00	DU PONT E I DE NEMOURS COM		48,574	37,956
	500.00	ECOLAB INC COM		52,645	100,865
	2,400.00	F M C CORP COM		192,996	207,408
TOTAL MATERIALS				417,250	459,886	0.44%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2019

					Percent
Sectors and	Shares			Market	of Net
Industries	Held	Company Name	Cost	Value	Assets

COMMON STOCKS:

REAL ESTATE
	2,000.00	AMERICAN CAMPUS COMNTYS INC	77,890	93,500
	5,000.00	BROOKFIELD PROPERTY REIT COM	100,171	96,550
	5,000.00	CARETRUST REIT INC COM	68,081	116,150
	1,500.00	CYRUSONE INC COM	94,747	86,100
	2,000.00	DIGITAL RLTY TR INC COM	221,501	228,720
	12,000.00	EASTERLY GOVT PPTYS COM	214,136	226,440
	3,500.00	GEO GROUP INC COM	83,062	62,335
	10,000.00	HANNON ARMSTRONG SUST COM	153,105	274,500
	4,500.00	IRON MTN INC NEW COM	144,237	132,345
	3,000.00	JERNIGAN CAP INC COM	58,819	59,520
	4,000.00	LTC PPTYS TR INC COM R	159,295	184,360
	15,000.00	MEDICAL PPTYS TR INC COM	185,835	262,500
	2,000.00	OMEGA HEALTHCARE INVS COM	60,291	72,600
	6,000.00	PHYSICIANS RLTY TR COM	112,435	103,260
	11,500.00	TANGER FACTORY OUTLET COM	263,890	182,620
	3,000.00	VENTAS INC COM	195,931	201,870
	500.00	W P CAREY & CO LLC COM	31,927	43,270
TOTAL REAL ESTATE			2,225,353	2,426,640	2.32%

UTILITIES	500.00	AMERICAN STS WTR CO COM	19,159	38,735
	13,000.00	AMERIGAS PARTNERS LP COM	581,786	440,440
	6,500.00	DOMINION RES INC VA COM	330,756	482,885
	4,387.00	DUKE ENERGY CORP COM	334,123	380,441
	1,000.00	ENTERGY CORP NEW COM	69,388	105,620
	5,000.00	SOUTHERN CO COM	209,871	281,000
	2,256.00	WEC ENERGY GROUP INC COM	89,900	192,798
TOTAL UTILITIES			1,634,983	1,921,919	1.84%

TOTAL INVESTMENTS IN COMMON STOCKS			$27,221,583	$32,134,862	30.70%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2019

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets

PUT OPTIONS:
ISHARES IBOXX PUT OPTION, $110 EXP 1/17/20	[3]	250.00	$26,650	$1,250
ISHARES IBOXX PUT OPTION, $112 EXP 9/20/19	[3]	250.00	$22,032	$1,250
ISHARES IBOXX HI PUT OPTION, $80 EXP 12/20/19	[3]	100.00	$16,854	$8,000
ISHARES IBOXX HI PUT OPTION, $85 EXP 3/20/20	[3]	100.00	$27,164	$12,600
SPDR S&P500 PUT OPTION, $284 EXP 10/18/19	[3]	20.00	$7,051	$7,960
SPDR S&P500 PUT OPTION, $289 EXP 9/20/19	[3]	30.00	$9,466	$10,680
			109,217	41,740	0.04%

TOTAL INVESTMENTS IN OPTIONS			$109,217	$41,740	0.04%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Continued) (Unaudited)
July 31, 2019

		Coupon					Percent
		Interest	Maturity	Shares		Market	of Net
Company Name		Rate	Date	Held	Cost	Value	Assets

PREFERRED STOCKS:
BAC CAP TR XIV FLOATING RATE	[4,5]	5.630%	N/A	200,000.00	$179,500	$172,250
BANK OF AMERICA CORP FLOATING RATE	[4,5]	6.300%	N/A	300,000.00	319,500	336,000
CITIGROUP INC FIXED-FLOATING	[4,5]	5.950%	N/A	250,000.00	247,347	254,700
COMPASS DIVERSIFIED HOLDINGS	[4,5]	7.880%	N/A	9,000.00	208,121	220,230
E TRADE FINANCIAL CORP FIXED-FLOATING	[4,5]	5.875%	N/A	250,000.00	249,687	266,875
GENERAL ELECTRIC CO PERP PFD SER B FIXED-FLOATING	[4,5]	4.100%	N/A	250,000.00	250,000	205,050
GOLDMAN SACHS CAP II FIXED-FLOATING	[4,5]	4.000%	N/A	250,000.00	229,998	204,228
JP MORGAN CHASE & CO FIXED-FLOATING	[4,5]	5.000%	N/A	150,000.00	149,992	150,150
JP MORGAN CHASE & CO PFD	[4,5]	4.625%	N/A	150,000.00	148,409	147,000
MELLON CAP IV PFD CAP FIXED-FLOATING	[4,5]	6.244%	N/A	350,000.00	315,746	304,500
NEW YORK MTG TR INC PFD	[4]	7.750%	N/A	2,000.00	49,337	49,800
PNC FINANCIAL SERVICES GROUP INC-FLOATING	[4,5]	4.850%	N/A	250,000.00	257,440	252,395
SUNTRUST BANKS INC-FLOATING	[4,5]	5.050%	N/A	250,000.00	258,750	251,250
WACHOVIA CAP TRUST III FIXED-FLOATING	[4,5]	5.569%	N/A	1,450,000.00	1,437,500	1,455,075

TOTAL INVESTMENTS IN PREFERRED STOCKS					$4,301,327	$4,269,503	4.08%

BMC FUND, INC.
SCHEDULE OF INVESTMENTS (Concluded) (Unaudited)
July 31, 2019

				Percent
			Market	of Net
	Company Name	Cost	Value	Assets

Short-term Investments	MFB NI Treasury Money Market Fund	$14,016,142	$14,016,142	13.39%

TOTAL INVESTMENTS - MARKET VALUE			102,610,806	98.02%

TOTAL OTHER ASSETS IN EXCESS OF LIABILITIES			2,073,611	1.98%

TOTAL NET ASSETS			$104,684,417	100.00%

[1]	In default
[2]	Market value determined by the Fund’s Board of Directors
[3]	Non-income producing security
[4]	Perpetual security. Maturity date is not applicable.
[5]	Variable rate security. The rate shown is the coupon as of the end of the reporting period.

BMC FUND, INC.
SCHEDULE OF OPEN WRITTEN OPTION CONTRACTS (Unaudited)
July 31, 2019

					Percent
		Contracts		Market	of Net
Company Name		Held	Cost	Value	Assets

CALL OPTIONS:
DOLLAR GENERAL CALL OPTION, $130 EXP 8/16/19	[3]	(25.00)	(5,461)	(12,250)
DOLLAR GENERAL CALL OPTION, $145 EXP 12/20/19	[3]	(25.00)	(15,961)	(9,250)
DOW INC CALL OPTION, $55 EXP 12/20/19	[3]	(15.00)	(1,417)	(945)
F M C CORP CALL OPTION, $90 EXP 10/18/19	[3]	(20.00)	(2,729)	(4,200)
SCHLUMBERGER CALL OPTION, $47 EXP 8/16/19	[3]	(20.00)	(2,209)	(40)
TOTAL CALL OPTIONS - LIABILITIES			(27,777)	(26,685)	-0.03%

PUT OPTIONS:
ALIBABA GROUP PUT OPTION, $150 EXP 10/18/19	[3]	(10.00)	(5,337)	(2,500)
CAMPING WORLD PUT OPTION, $10 EXP 9/20/19	[3]	(250.00)	(26,490)	(7,000)
DOW INC PUT OPTION, $45 EXP 12/20/19	[3]	(15.00)	(2,692)	(3,075)
ENTERPRISE PRODUCTS PUT OPTION, $29 EXP 12/20/19	[3]	(25.00)	(2,211)	(2,000)
MEDICAL PROPERTIES PUT OPTION, $17 EXP 10/18/19	[3]	(9.00)	(438)	(405)
NIELSEN HOLDINGS PUT OPTION, $22 EXP 8/16/19	[3]	(250.00)	(30,865)	(5,000)
SPDR S&P 500 QT PUT OPTION, $269 EXP 9/20/19	[3]	(30.00)	(3,254)	(3,060)
SPDR S&P 500 QT PUT OPTION, $264 EXP 10/18/19	[3]	(20.00)	(2,909)	(3,200)
WASTE MANAGEMENT INC PUT OPTION, $110 EXP 1/17/20	[3]	(10.00)	(3,985)	(2,600)
WASTE MANAGEMENT INC PUT OPTION, $110 EXP 10/18/19	[3]	(10.00)	(2,535)	(1,400)
TOTAL PUT OPTIONS - LIABILITIES			(80,716)	(30,240)	-0.03%

TOTAL CALL AND PUT OPTIONS - LIABILITIES			$(108,493)	$(56,925)	-0.05%

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

July 31, 2019

1.	ORGANIZATION

BMC Fund, Inc. (the “Company”) is a closed-end, diversified investment company registered under the Investment Company Act of 1940, as amended. Prior to becoming a regulated investment company on April 1, 1981, BMC Fund, Inc. operated as a regular corporation. The following is a summary of significant accounting policies followed by the Company in the preparation of its financial statements.

2.	SIGNIFICANT ACCOUNTING POLICIES

A.    Investment Valuations – The investment securities are stated at fair value as determined by closing prices on national securities exchanges. Investment securities include corporate bonds, mutual funds, and common and preferred stocks.

The investments in limited partnerships, other investments and venture capital are stated at estimated fair value as determined by the management of these investments and are approved by the Company’s Valuation Committee after giving consideration to historical and projected financial results, economic conditions, financial condition of investee and other factors and events subject to change, and ratified by the Company’s Board of Directors. Because of the inherent uncertainty of those valuations, the estimated values may differ significantly from the values that would have been used had a ready market value for the investments existed, and these differences could be material.

B.     Basis of Presentation – The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”) as detailed in the Financial Accounting Standards Board’s Accounting Standards Codification.

C.     Investment Transactions – Investment transactions are accounted for on the date the order to buy or sell is executed. Realized gains and losses on investments are determined on the basis of specific identification of issues sold or matured. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities. Realized gains and losses on foreign currency transactions are included with realized gains and losses on investments.

D.    Option Writing – When the Company writes an option, an amount equal to the premium received by the Company is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Company on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Company has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Company. The Company as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

July 31, 2019

E.     Income Taxes – No federal tax provision is required as it is the Company’s policy to comply with the provisions of Subchapter M of the Internal Revenue Code of 1954, as amended, including the distribution to its shareholders of substantially all of its income and any capital gains not offset by capital losses. Also, no state income tax provision has been provided because the states in which the Company has income recognize the tax exempt status of a regulated investment company.

The Company did not have an accrual for uncertain tax positions as deductions taken and benefits accrued are based on widely understood administrative practices and procedures, and are based on clear and unambiguous tax law. Tax returns for all years 2015 and thereafter are subject to possible future examinations by tax authorities.

F.      Dividend Policy – It is the Company’s policy to pay dividends during the year in sufficient amounts to meet the requirements to maintain its status as a regulated investment company.

G.    Cash and Short-Term Investments – For purposes of financial reporting, the Company considers all investments at financial institutions with original maturities of three months or less to be equivalent to cash. Short-term money market investments managed by third party investors are included in investment securities.

H.    Use of Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

I.        Fair Value Measurements – Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e., the “exit price”) in an orderly transaction between market participants at the measurement date.

In determining fair value, the Company uses various valuation techniques. A fair value hierarchy for inputs is used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs are to be used when available. Valuation techniques that are consistent with the market or income approach are used to measure fair value. The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 - Valuations based on unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

July 31, 2019

Level 2 - Valuations based on inputs, other than quoted prices included in Level 1, that are observable either directly or indirectly.

Level 3 - Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

Fair value is a market-based measure, based on assumptions of prices and inputs considered from the perspective of a market participant that are current as of the measurement date, rather than an entity-specific measure. Therefore, even when market assumptions are not readily available, the Company’s own assumptions are set to reflect those that market participants would use in pricing the asset or liability at the measurement date.

The availability of valuation techniques and observable inputs can vary from investment to investment and are affected by a wide variety of factors, including the type of investment, whether the investment is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the transaction. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Company in determining fair value is greatest for investments categorized in Level 3. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes fair value information for assets and liabilities measured on a recurring basis as of July 31, 2019.

Asset Description (1)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Fixed Income	$5,541,153	$-	$-	$5,541,153
Bond Mutual Funds	7,636,099	-	-	7,636,099
Stock Mutual Funds	8,824,963	-	-	8,824,963
Common Stocks – Publicly Traded	32,176,602	-	-	32,176,602
Preferred Stocks – Publicly Traded	4,269,503	-	-	4,269,503
Cash and Cash Equivalents	14,016,142	-	-	14,016,142
Limited Partnerships – Measured at NAV (2)	-	-	-	30,146,344
Total Investments	$72,464,462	$-	$-	$102,610,806

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

July 31, 2019

Liability Description (1)	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Call Options	$(26,685)	$-	$-	$(26,685)
Put Options	(30,240)	-	-	(30,240)
Total Investments	$(56,925)	$-	$-	$(56,925)

(1) There were no transfers between Level 1, Level 2 and Level 3 during the period.

(2) Certain investments measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Schedule of Investments.

3.      UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS

(tax basis)

The amount of net unrealized appreciation (depreciation) and the cost of investment securities for tax purposes, including short-term securities as July 31, 2019, were as follows:

Gross appreciation (excess of value over tax cost)	$17,594,235
Gross depreciation (excess of tax cost over value)	(6,787,769)
Net unrealized appreciation	$10,806,466
Cost of investments for income tax purposes	$91,804,340

4.      OPTIONS WRITTEN

As of July 31, 2019, portfolio securities valued at $995,540 were held in escrow by the custodian as cover for call options written by the Company.

Transactions in options written during the quarter ended July 31, 2019 were as follows:

	Number of Contracts	Premiums Received
Options outstanding at October 31, 2018	657	$189,004
Options written	1,709	320,158
Options terminated in closing purchase transactions	(1,129)	(286,427)
Options expired	(445)	(100,533)
Options exercised	(58)	(13,709)
Options outstanding at July 31, 2019	734	$108,493

BMC FUND, INC.

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

July 31, 2019

5.      PLEDGED COLLATERAL

As of July 31, 2019, cash in the amount of $2,660,300 was pledged as collateral for put options sold by the Company.

6.      IMPAIRED SECURITIES

Selected securities at the end of the year have significant investment impairment issues. These selected securities have an aggregate cost basis of $3,748,981 and have been assigned no value at July 31, 2019.

Item 2. Controls and Procedures.

Within the 90 days prior to the date of this report, the Registrant’s management carried out an evaluation, under the supervision and with the participation of Registrant’s Chief Executive Officer and Chief Financial Officer, of the effectiveness of the Registrant’s disclosure controls and procedures pursuant to Rule 30a-3(c) of the Investment Company Act of 1940. Based upon the evaluation, the Chief Executive Officer and Chief Financial Officer concluded as of a date within 90 days of the filing of this report that the Registrant’s disclosure controls and procedures are effective in timely alerting them to material information relating to the Registrant required to be included in the Registrant’s periodic SEC filings.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a92(a)) is attached hereto as Exhibit 99.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BMC Fund, Inc.
By	/s/ Boyd C. Wilson, Jr.
Boyd C. Wilson, Jr.
Vice President and
Chief Financial Officer
September 30, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Boyd C. Wilson, Jr.
Boyd C. Wilson, Jr.
Vice President and
Chief Financial Officer
September 30, 2019

/s/ M. Hunt Broyhill
M. Hunt Broyhill
Chairman and
President
September 30, 2019